DERIVATIVE INSTRUMENTS (Schedule of Fair Value of Derivative Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	$ 852	$ 1,937
Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	(313)	281
Derivatives designated as hedging instruments [Member] | Foreign exchange forward contracts [Member]
Derivative [Line Items]
Total derivatives	41,832	35,089
Derivatives designated as hedging instruments [Member] | Foreign exchange forward contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	743	1,847
Derivatives designated as hedging instruments [Member] | Foreign exchange forward contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	(12)	2
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member]
Derivative [Line Items]
Total derivatives	34,304	31,207
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member] | Other accounts receivable and prepaid expenses [Member]
Derivative [Line Items]
Total derivatives	109	90
Derivatives not designated as hedging instruments [Member] | Currency forward and option contracts [Member] | Other accounts payable and accrued expenses [Member]
Derivative [Line Items]
Total derivatives	$ (301)	$ 279